FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No: 28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald Sadoff
Title:      Managing Member
Phone:      (414) 352-8460
Signature, Place, and Date of Signing:


 /s/ Ronald Sadoff         Milwaukee, Wisconsin     4-17-03
-----------------------	  ----------------------  -----------
      (Signature)              (City/State)         (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None


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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:   $49,968(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE







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                                       SADOFF INVESTMENT MANAGEMENT LLC
                                                   FORM 13F
                                                  31-Mar-03

                                                                                            Voting Authority
Name of Issuer                Title              Value   Shares/ Sh/ Put/ Invstmt  Other
                             of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
BIOMET INC.                  COM      090613100    1,823  59,493 SH       Sole              59,493
EXXON MOBIL CORP.            COM      30231G102      259   7,400 SH       Sole               7,400
GANNETT INC.                 COM      364730101    1,645  23,350 SH       Sole              23,350
GENERAL MILLS                COM      370334104    8,643 189,757 SH       Sole             189,757
HERSHEY FOODS CORP.          COM      427866108    1,792  28,600 SH       Sole              28,600
INTERNATIONAL GAME TEC       COM      459902102    3,885  47,435 SH       Sole              47,435
KNIGHT RIDDER INC.           COM      499040103      720  12,300 SH       Sole              12,300
MANDALAY RESORT GRP          COM      562567107      301  10,930 SH       Sole              10,930
MCCORMICK & CO.              COM      579780206    7,040 291,632 SH       Sole             291,632
NEW YORK TIMES CO. CL A      COM      650111107    4,961 114,968 SH       Sole             114,968
SMUCKERS                     COM      832696405      452  12,938 SH       Sole              12,938
ST JUDE MEDICAL INC.         COM      790849103    5,869 120,390 SH       Sole             120,390
WASHINGTON POST              COM      939640108    3,463   5,083 SH       Sole               5,083
WELLPOINT HEALTH NETWORK     COM      94973H108      807  10,510 SH       Sole              10,510
WRIGLEY WM JR CO.            COM      982526105      240   4,250 SH       Sole               4,250
DUKE ENERGY CORP.            COM      264399106      693  47,628 SH       Sole              47,628
EATON VANCE INSURED MUNI     COM      27827x101      355  25,700 SH       Sole              25,700
MSDW INSURED MUNI TR         COM      61745P866      475  32,100 SH       Sole              32,100
MUNIYIELD INSURED FUND       COM      62630E107      979  67,500 SH       Sole              67,500
NUVEEN INSD MUNI OPP FUND    COM      670984103    1,289  81,200 SH       Sole              81,200
NUVEEN INSD PREM INC MUNI FD COM      6706D8104      842  58,300 SH       Sole              58,300
NUVEEN INSD QUAL MUN         COM      67062N103      812  49,200 SH       Sole              49,200
PROGRESS ENERGY INC.         COM      743263105      979  25,019 SH       Sole              25,019
SOUTHERN CO.                 COM      842587107      511  17,966 SH       Sole              17,966
TECO ENERGY INC.             COM      872375100      581  54,627 SH       Sole              54,627
WISCONSIN ENERGY CORP.       COM      976657106      312  12,299 SH       Sole              12,299
WPS RESOURCES CORP.          COM      92931B106      240   6,000 SH       Sole               6,000
REPORT SUMMARY                27                  49,968
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